Convertible notes payable and warrants (Details)			12 Months Ended
	Jul. 10, 2020 shares	Nov. 01, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) UYI shares	Mar. 10, 2020 $ / shares
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement		$ 7,500,000
Number of investor warrant issued to purchase | shares		800,000
Intrinsic value of the BCF		$ 670,618
Total debt discount		3,206,932
Amortization of the debt discounts			$ 1,093,440
Measurement Input, Risk Free Interest Rate [Member]
Debt Conversion [Line Items]
Warrants and Rights Outstanding, Measurement Input | UYI			2.94
Measurement Input, Expected Term [Member]
Debt Conversion [Line Items]
Warrants and Rights Outstanding, Term			4 years
Measurement Input, Price Volatility [Member]
Debt Conversion [Line Items]
Warrants and Rights Outstanding, Measurement Input			72.57
Measurement Input, Expected Dividend Rate [Member]
Debt Conversion [Line Items]
Warrants and Rights Outstanding, Measurement Input			0
Investor Warrants [Member]
Debt Conversion [Line Items]
Fair value of investor warrants		$ 1,496,153
Placement agent warrants
Debt Conversion [Line Items]
Number of investor warrant issued to purchase | shares		119,808
Percentage of warrants issued to purchase note		10.00%
Fair value of investor warrants		$ 323,843
Private placement
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement			$ 4,580,289
Number of aggregate principal securities sold under private placement | shares			7,927,846
Private placement | One institutional investor | Securities purchase agreement
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement		$ 7,500,000
Number of aggregate principal securities sold under private placement | shares		800,000
Investor warrants exercise price | $ / shares		$ 6.53
Interest rate		10.00%
Private placement | One institutional investor | Securities purchase agreement | Notes
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement		$ 7,500,000
Number of aggregate principal securities sold under private placement | shares		1,198,084
Sale of stock, price per share | $ / shares		$ 6.26
Private placement | Placement agent warrants | One institutional investor | Securities purchase agreement
Debt Conversion [Line Items]
Number of investor warrant issued to purchase | shares		119,808
Investor warrants exercise price | $ / shares		$ 7.183		$ 2
Percentage of warrants issued to purchase note	10.00%	10.00%
Term of placement agent warrants		4 years
Private placement | Placement agent warrants | One institutional investor | Securities purchase agreement | Minimum
Debt Conversion [Line Items]
Number of investor warrant issued to purchase | shares	119,808
Private placement | Placement agent warrants | One institutional investor | Securities purchase agreement | Maximum
Debt Conversion [Line Items]
Number of investor warrant issued to purchase | shares	812,694